Subsequent Events Update (Unaudited) (Detail) (USD $)			3 Months Ended			3 Months Ended		0 Months Ended			3 Months Ended		0 Months Ended		3 Months Ended
	Jul. 25, 2014 Covidien PLC	Oct. 03, 2014 Subsequent Event Covidien PLC	Jul. 25, 2014 Line Of Credit Facility 2017 Credit Facility	Apr. 25, 2014 Line Of Credit Facility 2017 Credit Facility	Nov. 07, 2014 Amended and Restated Revolving Credit Facility Subsequent Event Credit Facility	Jul. 25, 2014 Parent Company Term Loan Credit Agreement [Member] Subsequent Event	Nov. 07, 2014 Parent Company Term Loan Credit Agreement [Member] Subsequent Event	Jul. 25, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement	Nov. 07, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Jun. 15, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Jul. 25, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Nov. 07, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event	Jul. 25, 2014 IrSub Bridge Loan Senior Unsecured Cash Bridge Credit Agreement	Nov. 07, 2014 IrSub Bridge Loan Senior Unsecured Cash Bridge Credit Agreement Subsequent Event	Jul. 25, 2014 IrSub Bridge Loan Senior Unsecured Cash Bridge Credit Agreement Subsequent Event
Subsequent Event [Line Items]
Cash required to finance the cash component of transaction	$ 13,200,000,000	$ 16,300,000,000
Maximum credit available			2,250,000,000	2,250,000,000	3,500,000,000		5,000,000,000			2,800,000,000		11,300,000,000
Debt term			5 years			3 years		364 days		364 days	364 days		60 days		60 days
Terminated loan									$ 2,800,000,000					$ 13,500,000,000